Loans and other financial assets at amortized cost - Changes in allowances for credit losses on other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ (66,781)	₩ (83,295)	₩ (77,139)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Reversal (provision) of allowance for credit losses	(12,785)	4,711	(5,336)
Charge off	2,223	9,965	2,151
Disposal	751	1,400	1,557
Changes due to business combination			(4,827)
Others	(62,588)	438	299
Ending balance	(139,180)	(66,781)	(83,295)
Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(3,675)	(3,666)	(3,196)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(261)	(228)	(142)
Transfer to lifetime expected credit losses	209	147	125
Transfer to credit-impaired financial assets	981	167	23
Reversal (provision) of allowance for credit losses	(1,749)	511	(667)
Charge off	0	0	0
Disposal	0	0	0
Changes due to business combination			(624)
Others	317	(606)	815
Ending balance	(4,178)	(3,675)	(3,666)
Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(5,580)	(5,450)	(1,666)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	246	217	129
Transfer to lifetime expected credit losses	(225)	(174)	(155)
Transfer to credit-impaired financial assets	1,134	288	64
Reversal (provision) of allowance for credit losses	(4,707)	(464)	(1,589)
Charge off	0	0	0
Disposal	0	0	0
Changes due to business combination			(2,235)
Others	(1)	3	2
Ending balance	(9,133)	(5,580)	(5,450)
Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(57,526)	(74,179)	(72,277)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	15	11	13
Transfer to lifetime expected credit losses	16	27	30
Transfer to credit-impaired financial assets	(2,115)	(455)	(87)
Reversal (provision) of allowance for credit losses	(6,329)	4,664	(3,080)
Charge off	2,223	9,965	2,151
Disposal	751	1,400	1,557
Changes due to business combination			(1,968)
Others	(62,904)	1,041	(518)
Ending balance	₩ (125,869)	₩ (57,526)	₩ (74,179)